DEBT - Borrowings by Nature and Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total debt	€ 3,351,888	€ 2,477,186	€ 2,811,779
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	1,412,973	903,673	1,490,319
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	1,342,255	1,166,473	1,105,425
Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	414,633	290,930	113,165
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	126,270	73,047	57,423
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	55,757	43,063	€ 45,447
Due within one year
Disclosure of detailed information about borrowings [line items]
Total debt	1,334,277	740,873
Due within one year | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	459,056	0
Due within one year | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	649,173	514,597
Due within one year | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	143,800	166,763
Due within one year | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	26,491	16,450
Due within one year | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	55,757	43,063
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Total debt	2,017,611	1,736,313
Due between one and five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	953,917	903,673
Due between one and five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	693,082	651,876
Due between one and five years | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	270,833	124,167
Due between one and five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	99,779	56,597
Due between one and five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	€ 0	0
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Total debt		2,477,186
Due beyond five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt		903,673
Due beyond five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt		1,166,473
Due beyond five years | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt		290,930
Due beyond five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt		73,047
Due beyond five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt		€ 43,063